Document and Entity Information	Oct. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001637873
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	ACV AUCTIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40256
Entity Tax Identification Number	47-2415221
Entity Address, Address Line One	640 Ellicott Street #321
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(800)
Local Phone Number	553-4070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ACVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false